Basis of preparation (Details) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CHF (SFr) Offering	Dec. 31, 2018 USD ($) Offering	Dec. 31, 2017 CHF (SFr)
Going concern [Abstract]
Company's cash position	SFr 160,893		SFr 193,587		SFr 156,462		SFr 124,377
Short-term financial assets	65,000		95,000
Proceeds from issue of convertible debt	0		50,278	$ 50.0	SFr 0
Number of public offerings | Offering					3	3
Gross proceeds received	116,300	$ 117.5
2018 License Agreement with Eli Lilly and Company [Member]
Going concern [Abstract]
Upfront payment			80,000
Milestone payment received	SFr 10,000		SFr 30,000
Public Offering [Member]
Going concern [Abstract]
Gross proceeds received					SFr 116,300	$ 117.5